Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2021
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.21		Half year ended 30.06.20
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	1.0	173	—	—